Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Arrangement fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 4,520,000	$ 6,631,000	$ 1,790,000
Transaction fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	7,323,000	3,532,000	123,000
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	237,000	72,000
Interest Income [Member]
Related Party Transaction [Line Items]
Income received from related parties	9,888,000	1,150,000
Management Fees [Member]
Related Party Transaction [Line Items]
Income received from related parties	$ 913,000	$ 69,000